CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Revenues	$ 121,400	$ 6,707	$ 124,446	$ 24,243	$ 29,168	$ 11,344
Cost of Revenues	69,144	1,243	73,121	8,567	27,321	10,023
Gross Profit	52,256	5,464	51,325	15,676	1,847	1,321
Operating Expenses
Impairment Expense	0	0	0	0	9,760	0
Professional fees	1,074,065	341,569	3,871,843	553,148	2,136,788	8,833,133
General and Administrative Expenses	120,143	115,275	1,239,163	336,861	684,869	136,120
Total Operating Expenses	1,194,208	456,844	5,111,006	890,009	2,831,417	8,969,253
Loss from Operations	(1,141,952)	(451,380)	(5,059,681)	(874,333)	(2,829,570)	(8,967,932)
Other (Income) and Expenses
Change in Fair Value of Digital Currency	(8,865)	18,176	11,022	(30,105)
Other Income	0	0	(18,620)	0
Loss on Debt Settlement	0	0	36,697	0
Change in Fair Value of Derivative	0	0	0	0	1,621	174,290
Gain on Digital Currency Conversion	0	0	0	0	(30,056)	(266)
Interest Expense	0	1,798	11,880	7,164	353,464	182,319
Total Other Expenses, net	(8,865)	19,974	40,979	(22,941)	325,029	356,343
Loss from Continuing Operations Before Discontinued Operations	0	0	0	0	(3,154,599)	(9,324,275)
Loss from Discontinued Operations	0	0	0	0	0	(108,440)
Loss Before Income Taxes	(1,133,087)	(471,354)	(5,100,660)	(851,392)	(3,154,599)	(9,432,715)
Income Taxes	0	0	0	0	0	0
Net Loss	(1,133,087)	(471,354)	(5,100,660)	(851,392)	(3,154,599)	(9,432,715)
Loss Attributable to Non-Controlling Interest	(72,940)	0	(112,698)	0	(21,223)	0
Net Loss Attributable To Cannabis Sativa, Inc.	$ (1,060,147)	$ (471,354)	$ (4,987,962)	$ (851,392)	$ (3,133,376)	$ (9,432,715)
Net Loss per Common Share:
Basic & Diluted Continuing Operations	$ (0.05)	$ (0.03)	$ (0.26)	$ (0.05)	$ (0.18)	$ (0.57)
Basic & Diluted Discontinued Operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)
Weighted Average Common Shares Outstanding:
Basic & Diluted	19,764,630	18,235,494	19,547,119	17,704,875	17,866,631	16,227,690